Subsequent Events	9 Months Ended	12 Months Ended
	Oct. 01, 2013	Jan. 01, 2013
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events The Company has evaluated subsequent events and found there to be no events requiring recognition or disclosure through the date of issuance of this report.
Subsequent Events
The Company has evaluated events through June 26, 2013 in connection with Amendment No. 5 to the Registration Statement (Form S-1) filed with the Securities and Exchange Commission.
Reverse Stock Split
On June 25, 2013, the Company effected a 1-for-0.577 reverse stock split of our Class A common stock and Class B common stock. Concurrent with the reverse stock split, we adjusted the number of shares subject to and the exercise price of our outstanding stock option awards under the Plan such that the holders of the options are in the same economic position both before and after the reverse stock split.